UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

[X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2014 to June 30, 2014

[_] Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to __________

November 13, 2014
Date of Earliest Event Reported

OHA Newbury Ventures, L.P.
(Exact name of securitizer as specified in its charter)

N/A	0001625036
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Matthew Ferguson - (817) 215-2825
(Name and telephone number, including area code, of the person to contact in connection with this filing)

[_] Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[X] Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

[_] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

PART I- REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15 Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note:

We have provided all of the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer ("Covered Transactions") that were not the subject of a filing on form ABS-15G by an affiliated securitizer, (ii) reviewing our records and the records of affiliates that acted as securitizers in our transactions for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Reportable Information"), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, "Demand Entities"), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15G-1

N/A

Item 2.01 Exhibits

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 13, 2014	OHA Newbury Ventures, L.P. (Securitizer)
By: /s/ Gregory S. Rubin Name: Gregory S. Rubin Title: Authorized Signatory